Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Gross trade receivables	$ 1,730	$ 1,551
Provision	(57)	(55)	$ (68)	$ (48)
Trade receivables, net	1,673	1,496
Not overdue
Disclosure of provision matrix [line items]
Gross trade receivables	1,390	1,273
Provision	(2)	(2)
Trade receivables, net	$ 1,388	$ 1,271
Expected credit loss rates	0.10%	0.20%
Past due for not more than one month
Disclosure of provision matrix [line items]
Gross trade receivables	$ 125	$ 96
Provision	(1)	(1)
Trade receivables, net	$ 124	$ 95
Expected credit loss rates	0.80%	1.00%
Past due for more than one month but less than three months
Disclosure of provision matrix [line items]
Gross trade receivables	$ 93	$ 74
Provision	(2)	(1)
Trade receivables, net	$ 91	$ 73
Expected credit loss rates	2.20%	1.40%
Past due for more than three months but less than six months
Disclosure of provision matrix [line items]
Gross trade receivables	$ 56	$ 43
Provision	(4)	(2)
Trade receivables, net	$ 52	$ 41
Expected credit loss rates	7.10%	4.70%
Past due for more than six months but less than one year
Disclosure of provision matrix [line items]
Gross trade receivables	$ 28	$ 23
Provision	(16)	(13)
Trade receivables, net	$ 12	$ 10
Expected credit loss rates	57.10%	56.50%
Past due for more than one year
Disclosure of provision matrix [line items]
Gross trade receivables	$ 38	$ 42
Provision	(32)	(36)
Trade receivables, net	$ 6	$ 6
Expected credit loss rates	84.20%	85.70%